Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above / Below Market Acquired Time Charters (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period:
Total	$ 1,142,629	$ 1,820,771
Above Market Acquired Time Charters
For the period:
July 1, 2013 - June 30, 2014	6,229,900
July 1, 2014 - June 30, 2015	4,625,128
July 1, 2015 - June 30, 2016	1,100,741
Total	11,955,769
Below Market Acquired Time Charters
For the period:
July 1, 2013 - June 30, 2014	1,142,629
July 1, 2014 - June 30, 2015	0
July 1, 2015 - June 30, 2016	0
Total	$ 1,142,629